Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property and equipment
Property and equipment, gross	$ 8,509,106	$ 5,523,953
Less: accumulated depreciation	(4,157,756)	(4,988,918)
Property and equipment, net	4,351,350	535,035
Computer and Office Equipment [Member]
Property and equipment
Property and equipment, gross	12,276	106,518
Software [Member]
Property and equipment
Property and equipment, gross	1,000,000
Revenue Equipment [Member]
Property and equipment
Property and equipment, gross	$ 7,496,830	$ 5,417,435